Compak Dynamic Asset Allocation Fund
FUND SUMMARY COMPAK DYNAMIC ASSET ALLOCATION FUND
Investment Objective
The Fund seeks to provide a total return consistent with reasonable investment risk. Total return means the combination of capital appreciation and investment income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled “Purchase of Shares” on page 18 of the Fund’s prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Compak Dynamic Asset Allocation Fund	Class A, Compak Dynamic Asset Allocation Fund	Class C, Compak Dynamic Asset Allocation Fund	Class D, Compak Dynamic Asset Allocation Fund	Class I, Compak Dynamic Asset Allocation Fund
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	4.75%	none	none	none
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses Compak Dynamic Asset Allocation Fund		Class A, Compak Dynamic Asset Allocation Fund	Class C, Compak Dynamic Asset Allocation Fund	Class D, Compak Dynamic Asset Allocation Fund	Class I, Compak Dynamic Asset Allocation Fund
Management Fees		1.25%	1.25%	1.25%	1.25%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	1.00%	0.25%	none
Other Expenses	[1]	0.63%	0.63%	0.63%	0.63%
Acquired Fund Fees and Expenses	[2]	0.54%	0.54%	0.54%	0.54%
Total Annual Fund Operating Expenses	[3]	2.67%	3.42%	2.67%	2.42%
Fee Waiver	[4]	(1.25%)	(1.25%)	(1.25%)	(1.25%)
Total Annual Fund Operating Expenses After Fee Waiver	[4]	1.42%	2.17%	1.42%	1.17%
[1]	"Other expenses" are based on estimated amounts for the current fiscal year.
[2]	"Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.
[3]	"Total Annual Fund Operating Expenses" will not correlate to the ratio of expenses to average net assets that will be disclosed in the Fund's annual and semi-annual reports to shareholders in the financial highlights table, which reflects the operating expenses of the Fund and does not include Acquired Fund fees and expenses.
[4]	Compak Asset Management ("CAM" or the "Adviser") has contractually agreed to waive its advisory fee (the "Waiver"). The Waiver will remain in effect until August 31, 2012. The Waiver may not be terminated at any time prior to that date without the consent of the Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Class A shares, Class C shares and Class D shares and $1,000,000 in the Fund’s Class I shares (investment minimum) for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Compak Dynamic Asset Allocation Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years
Class A, Compak Dynamic Asset Allocation Fund	Class A	613	1,152
Class C, Compak Dynamic Asset Allocation Fund	Class C	220	935
Class D, Compak Dynamic Asset Allocation Fund	Class D	145	711
Class I, Compak Dynamic Asset Allocation Fund	Class I	11,924	63,483

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Summary of Principal Investment Strategies

The Fund seeks to achieve its investment objective by allocating its assets among broad asset classes including, but not limited to, U.S. equity, international equity, emerging markets, fixed income, commodity markets and real-estate. The Fund will primarily invest in stocks, bonds, short-term instruments and cash, and other derivative instruments (options, futures contracts, and forward contracts) that provide exposure to foreign currency and commodities. The Fund may also gain exposure to one or more asset classes by investing in the securities of other investment companies that are registered as such under the Investment Company Act of 1940, as amended (the “1940 Act”) which includes mutual funds and certain “exchange-traded funds” or “ETFs” (“Underlying Funds”). The Fund will also invest in real estate investment trusts (“REITs”).

“Stocks” include equity securities of all types. The Fund may invest in the securities of any size company, including small-cap issuers. “Bonds” include all varieties of fixed-income instruments, such as corporate debt securities or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (“U.S. government securities”), with remaining maturities of more than one year. This investment type may include a significant amount of high-yield/high-risk bonds (or “junk bonds”) which include bonds rated BB or below by Standard & Poor’s (“S&P”) or comparably rated by another nationally recognized statistical rating organization (“NRSRO”) or, if unrated, determined by the Adviser to be of comparable quality. “Short-term instruments” include all types of short-term securities with remaining maturities of one year or less, including higher-quality money market instruments. Within each of these investment types, the Fund may invest in U.S. and foreign securities; the Fund may invest up to 100% of its total assets in foreign securities, including issuers located in and/or generating revenue from emerging markets.

The Fund may seek to provide exposure to the investment returns of real assets that trade in the commodity markets through investment in commodity-linked derivative instruments and investment vehicles that exclusively invest in commodities, such as ETFs, which are designed to provide this exposure without direct investment in physical commodities or commodities futures contracts.

In addition to investing in foreign securities, the Fund manages its exposure to foreign currencies through the use of forward currency contracts and other currency derivatives. The Fund may own foreign cash equivalents or foreign bank deposits as part of the Fund’s investment strategy. The Fund will also invest in non-U.S. currencies. The Fund may underweight or overweight a currency based on the Adviser’s outlook.

The Adviser may allocate the Fund’s investments among these different types of securities in different proportions at different times, including up to 100% in stocks, bonds, or short-term instruments, respectively. The Adviser may exercise a flexible strategy in the selection of securities, and the Fund is not required to allocate its investments in a particular type of security in any fixed proportion, nor is it limited by the issuer’s location, size, market capitalization, or industry sector. The Fund may have none, some or all of its assets in invested in each asset class in relative proportions that change over time based upon the Adviser’s view of current and future market and economic conditions.

The Adviser uses a two-stage process to create an investment portfolio for the Fund that it believes will provide reasonable risk-adjusted returns. The first stage uses a “top-down” approach to determine the percentage of the Fund’s assets to be allocated to one or more broad asset classes. In arriving at its targeted asset allocation, the Adviser considers a variety of technical processes and quantitative and qualitative data with respect to U.S. and foreign economies and securities markets such as projected growth trends in the U.S. and foreign economies, inflation and interest rate trends and forecasts, yield curve, relative valuation levels in the equity and fixed income markets and various segments within those markets, the outlook and projected growth of various industrial sectors, employment data and capital flows.

The second stage implements the Adviser’s targeted asset allocation by using technical analysis and fundamental analysis to select securities, Underlying Funds and other investments for the Fund’s portfolio. The Adviser uses technical screens to select investments that the Adviser believes will provide reasonable risk-adjusted returns within each targeted asset class. The Adviser’s selections are informed by a proprietary technical model that screens investments based on a number of factors including, among others, an investment’s market volatility, moving average and sentiment indicators (such as consumer confidence). When selecting an Underlying Fund, the Adviser evaluates an Underlying Fund’s management, volatility, historical returns and sector exposure. The Fund will invest in Underlying Funds as a means of tracking the performance of a designated stock index while also maintaining liquidity, or to gain exposure to commodities without purchasing them directly.

The Adviser may engage in active trading, which may cause high portfolio turnover. The Adviser will not consider portfolio turnover a limiting factor in making decisions for the Fund.

As described above, the Fund has the flexibility to invest up to all of its assets in money market and other short-term investments, although it does not anticipate that it will typically invest a substantial portion of its assets in these investments under normal market conditions. The Adviser will typically increase the Fund’s investment in high-quality, short-term investments in order to increase the defensive positioning of the Fund and/or as a hedge to enable the Fund to participate in opportunities as they present themselves.

Although the Adviser may seek to preserve appreciation in the Fund by taking a temporary defensive position, doing so may prevent the Fund from achieving its investment objective.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s net asset value, yield and total return. There is no assurance that the Fund will achieve its investment objectives and you can lose money investing in this Fund.

• Asset Allocation Risk: The risk that the selection by a manager of the Underlying Funds and the allocation of the Fund’s assets among the various asset classes and industry sectors will cause the Fund to underperform other funds with similar investment objectives. The Fund’s investment in any one Underlying Fund or asset class may at times exceed 25% of the Fund’s total assets, which may cause it to be subject to greater risk than a more diversified fund.

• Commodity-Related Securities Risk: The risk that investing in commodity-related securities investments may subject the Fund to greater volatility than investments in other kinds of securities. In addition to overall market movements, commodity-related securities may be adversely impacted by commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as weather, disease, embargoes, acts of war or terrorism, or political and regulatory developments.

• Credit (Or Default) Risk: The risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund’s investments and its returns. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

• Currency Risk: The risk that foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Fund’s investments and its returns. Because the Fund’s NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Fund’s holdings appreciates.

• Debt Extension Risk: The risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as a mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

• Derivatives Risk: The Fund may invest in options and futures and forward contracts, which are derivative instruments. Derivative instruments involve risks different from direct investments in underlying securities. These risks include imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

• Emerging Markets Risk: The risk that markets of emerging market countries are less developed and less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed markets.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

• Expenses Risk: The risk that the Fund’s expense structure may result in lower investment returns. You may invest in the Underlying Funds directly. By investing in the Underlying Funds indirectly through the Fund, you will incur not only a proportionate share of the expenses of the Underlying Funds held by the Fund (including operating costs and investment management fees), but also expenses of the Fund.

• Foreign Securities Risk: The risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline.

• High-Yield Risk: The risk that the Fund’s non-investment grade fixed-income securities, sometimes known as “junk bonds,” will be subject to greater credit risk, price volatility and risk of loss than investment grade securities, which can adversely impact the Fund’s return and net asset value. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payment.

• Interest Rate/Maturity Risk: The risk that the value of the Fund’s assets will decline because of rising interest rates. The magnitude of this decline will often be greater for longer term fixed-income securities than shorter-term securities.

• Management Risk: The risk that a strategy used by the investment management team may fail to produce the intended results.

• Market Risk: The risk that the value of securities owned by the Fund may decline, at times sharply and unpredictably, because of economic changes or other events that affect individual issuers or large portions of the market. It includes the risk that a particular style of equity investing, such as growth or value, may underperform the market generally.

• Portfolio Turnover Risk: The risk that high portfolio turnover is likely to lead to increased Fund expenses that may result in lower investment returns. High portfolio turnover also is likely to result in higher short-term capital gains taxable to shareholders.

• Prepayment (Or Call) Risk: The risk that prepayment of the underlying mortgage or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

• Real Estate Securities Risk: The risk that investments in real estate investment trusts (“REITs”) and securities of real estate companies will make the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general. REITs and real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments. The price of a real estate company’s shares may drop because of the failure of the real estate company borrowers to pay their loans and poor management. Many real estate companies, including REITs, use leverage, which increases investment risk and could adversely affect a real estate company’s operations and market value in periods of rising interest rates. Financial covenants related to a real estate company’s leveraging may affect its ability to operate effectively. Along with the risks common to real estate and other real estate-related securities, REITs involve additional risk factors including poor performance by a REIT’s manager, changes to the tax laws, and failure by the REIT to qualify for tax-free distribution of income or exemption under applicable law.

• Small Cap Stock Risk: The risk that stocks of smaller companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Small companies may have limited product lines or financial resources, or may be dependent upon a small or inexperienced management group, and their securities may trade less frequently and in lower volume than the securities of larger companies, which could lead to higher transaction costs. Generally the smaller the company size, the greater the risk.

• Tax Risk: The Fund’s, and the Underlying Funds in which the Fund invests, ability to invest in certain securities such as commodity-linked derivatives may be restricted by certain provisions of the Internal Revenue Code of 1986, as amended (the “Code”) relating to the Fund’s qualification as a regulated investment company (“RIC”) and may be adversely affected by future legislation, Treasury regulations or guidance issued by the Internal Revenue Service. Failure to comply with the restrictions in the Code and any future legislation or guidance may cause the Fund to fail to qualify as a RIC which may adversely impact a shareholder’s return. See “More Information About Taxes” for more information on these restrictions and rules.

• Underlying Fund Risk: The risk that the Fund’s investment performance and its ability to achieve its investment objective are directly related to and depend on the performance of the Underlying Funds in which it invests. Market fluctuations may change the target weightings in the Underlying Funds. The Underlying Funds may change their investment objectives, policies or practices and there can be no assurance that the Underlying Funds will achieve their respective investment objectives. The Fund is subject to the risks of the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. Shareholders will bear the indirect proportionate expenses of investing in the Underlying Funds. As with any mutual fund, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or the investment adviser.

An investment in Underlying Funds that are ETFs generally presents the same primary risks as an investment in Underlying Funds that are mutual fund. In addition, ETFs may be subject to the following: (1) a discount of the ETF shares price to its net asset value; (2) failure to develop an active trading market for the ETF shares; (3) the listing exchange halting trading of the ETF shares; (4) failure of the ETF shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund may invest are leveraged. The more the Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

• U.S. Government Agencies Securities Risk: Certain U.S. Government agency securities are backed by the right of the issuer to borrow from the U.S. Treasury while others are supported only by the credit of the issuer or instrumentality. While the U.S. Government is able to provide financial support to U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so. Such securities are neither issued nor guaranteed by the U.S. Treasury.

• Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

Performance Information
The Fund’s performance information is only shown when the Fund has had a full calendar year of operations. The Fund does not yet have a full calendar year of operations, accordingly, there is no performance information included in this Prospectus.